UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	04/30
Date of reporting period:	07/31/2009

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS - DREYFUS HEALTH CARE FUND (Class A, B, C and I)

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Health Care Fund
July 31, 2009 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)
Biotechnology--35.6%
Acorda Therapeutics	17,060 a	430,936
Alexion Pharmaceuticals	18,160 a	799,948
Amgen	19,010 a	1,184,513
Amylin Pharmaceuticals	8,110 a	119,298
Array BioPharma	17,400 a,b	66,120
Biogen Idec	2,480 a	117,924
BioMarin Pharmaceutical	23,560 a,b	386,620
Celgene	11,850 a	674,976
Cephalon	4,950 a,b	290,317
Exelixis	14,200 a	75,970
Gilead Sciences	22,050 a	1,078,906
Human Genome Sciences	17,630 a,b	252,109
Illumina	4,540 a,b	164,076
Incyte	28,340 a	147,368
Life Technologies	15,720 a	715,732
MAP Pharmaceuticals	11,080 a,b	112,905
Medivation	5,570 a,b	137,858
Myriad Genetics	4,740 a	129,971
Myriad Pharmaceuticals	1,185 a	5,771
Onyx Pharmaceuticals	4,850 a	174,212
OSI Pharmaceuticals	3,810 a	128,740
Pharmasset	8,184 a	125,952
Qiagen	6,770 a,b	128,359
Regeneron Pharmaceuticals	8,800 a	188,672
Rigel Pharmaceuticals	17,240 a	143,609
Vertex Pharmaceuticals	21,720 a	782,137
		8,562,999
Distributors--.5%
AmerisourceBergen	6,170	121,672

Drug Retail--1.2%
Walgreen	9,460	293,733

Managed Health Care--5.4%
Aetna	8,260	222,772
CIGNA	18,860	535,624
WellPoint	10,180 a	535,875
		1,294,271
Medical Technology--17.0%
Baxter International	4,880	275,086
Boston Scientific	63,590 a	682,957
CardioNet	9,220 a	65,462
Covidien	22,200	839,382
Hospira	6,980 a	268,241
Mettler-Toledo International	1,790 a	150,467

NuVasive	6,710 a,b	277,727
St. Jude Medical	12,690 a	478,540
Thermo Fisher Scientific	11,380 a	515,286
Zimmer Holdings	11,446 a	533,384
		4,086,532
Pharmaceutical--20.0%
Abbott Laboratories	5,310	238,897
Bayer, ADR	4,660	285,425
Bristol-Myers Squibb	33,800	734,812
Johnson & Johnson	8,550	520,609
King Pharmaceuticals	24,610 a	223,213
Merck & Co.	37,300	1,119,373
Pfizer	71,390	1,137,243
Roche Holding, ADR	5,390	212,043
Sanofi-Aventis, ADR	10,870	354,797
		4,826,412
Services--11.1%
CVS Caremark	21,229	710,747
DaVita	2,520 a	125,244
Express Scripts	10,650 a	745,926
Icon, ADR	5,400 a	126,900
Medco Health Solutions	8,840 a	467,282
MEDNAX	2,700 a	125,145
Universal Health Services, Cl. B	6,490	360,909
		2,662,153
Specialty Pharmaceuticals--6.0%
AMAG Pharmaceuticals	4,530 a	205,707
Auxilium Pharmaceuticals	12,150	375,799
Mylan	18,770 a,b	247,576
Shire, ADR	2,860	128,157
Teva Pharmaceutical Industries,
ADR	9,090	484,861
		1,442,100
Total Common Stocks
(cost $20,185,821)		23,289,872

Other Investment--2.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $538,000)	538,000 [c]	538,000

Investment of Cash Collateral for
Securities Loaned--6.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,434,543)	1,434,543 [c]	1,434,543

Total Investments (cost $22,158,364)	105.0%	25,262,415
Liabilities, Less Cash and Receivables	(5.0%)	(1,193,102)
Net Assets	100.0%	24,069,313

ADR - American Depository Receipts

a	Non-income producing security.
b	All or a portion of these securities are on loan. At July 31, 2009, the total market value of the fund's securities on loan is $1,401,992 and the total market value of the collateral held by the fund is $1,434,543.
c	Investment in affiliated money market mutual fund.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $22,158,364.

Net unrealized appreciation on investments was $3,104,051 of which $3,422,909 related to appreciated investment securities and $318,858 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	22,792,404	497,468	-	23,289,872
Mutual Funds	1,972,543	-	-	1,972,543
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-
† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds – Dreyfus Health Care Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 22, 2009

EXHIBIT INDEX

              (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)